INVESTMENTS - Rollforward (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Investments beginning balance	$ 170,645	$ 147,692
Purchase of investments	17,417
Sale of investments	(19,901)
Other income - continuing operations	136,472	55,244
Change in fair value gain to profit and (loss)	134,736	22,953
Investments ending balance	302,897	170,645
Equity Instruments
Statement [Line Items]
Investments beginning balance	8,109	14,578
Purchase of investments	2,417
Sale of investments	0
Investments ending balance	10,517	8,109
Physical Uranium
Statement [Line Items]
Investments beginning balance	162,536	133,114
Purchase of investments	0
Sale of investments	(19,901)
Change in fair value gain to profit and (loss)	134,180	29,422
Investments ending balance	276,815	162,536
Convertible Debentures
Statement [Line Items]
Investments beginning balance	0	0
Purchase of investments	15,000
Sale of investments	0
Change in fair value gain to profit and (loss)	565	0
Investments ending balance	15,565	0
Investments-equity instruments
Statement [Line Items]
Other income - continuing operations	(9)	(6,469)
Investments-equity instruments | Equity Instruments
Statement [Line Items]
Other income - continuing operations	$ (9)	$ (6,469)